Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	$ 13,608	$ 14,642
Adjustment to opening balance on transition to new accounting standard				$ (66)
Restated opening balance				13,542		$ 14,642
Adjustment on currency translation	65	(898)
Adjustments to mining properties:
– changes in estimate	840	486
Charged/(credited) to profit:
– increases to existing and new provisions	850	1,137
– unused amounts reversed	(100)	(144)
– exchange losses on provisions	3	16
– amortisation of discount	387	381
Utilised in year	(744)	(837)
Actuarial losses/(gains) recognised in equity	235	(781)
Subsidiaries no longer consolidated		(318)
Transfers and other movements	25	(76)
Provisions (including post-retirement benefits) at ending balance	15,103	13,608
Balance sheet analysis:
Current			$ 1,399		$ 1,056
Non-current			13,704		12,552
Total	15,103	13,608	15,103		13,608
Pensions and post retirement healthcare [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	2,486
Restated opening balance				2,486
Adjustment on currency translation	51
Charged/(credited) to profit:
– increases to existing and new provisions	166
Utilised in year	(205)
Actuarial losses/(gains) recognised in equity	235
Transfers and other movements	(19)
Provisions (including post-retirement benefits) at ending balance	2,714	2,486
Balance sheet analysis:
Current			73
Non-current			2,641
Total	2,714	2,486	2,714		2,486
Other employee entitlements [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	360
Restated opening balance				360
Adjustment on currency translation	(1)
Charged/(credited) to profit:
– increases to existing and new provisions	90
– unused amounts reversed	(20)
Utilised in year	(78)
Transfers and other movements	3
Provisions (including post-retirement benefits) at ending balance	354	360
Balance sheet analysis:
Current			260
Non-current			94
Total	354	360	354		360
Close down and restoration/ environmental [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	9,975
Restated opening balance				9,975
Adjustment on currency translation	17
Adjustments to mining properties:
– changes in estimate	840
Charged/(credited) to profit:
– increases to existing and new provisions	171
– unused amounts reversed	(19)
– exchange losses on provisions	3
– amortisation of discount	383
Utilised in year	(330)
Transfers and other movements	50
Provisions (including post-retirement benefits) at ending balance	11,090	9,975
Balance sheet analysis:
Current			541
Non-current			10,549
Total	11,090	9,975	11,090		9,975
Other [member]
Disclosure of other provisions [Line Items]
Provisions (including post-retirement benefits) at beginning balance	787
Adjustment to opening balance on transition to new accounting standard				(66)
Restated opening balance				$ 721
Adjustment on currency translation	(2)
Charged/(credited) to profit:
– increases to existing and new provisions	423
– unused amounts reversed	(61)
– amortisation of discount	4
Utilised in year	(131)
Transfers and other movements	(9)
Provisions (including post-retirement benefits) at ending balance	945	787
Balance sheet analysis:
Current			525
Non-current			420
Total	$ 945	$ 787	$ 945		$ 787